MEEHAN FOCUS FUND
SCHEDULE OF INVESTMENTS
July 31, 2004




								Number	Market
								of Shares   Value

 COMMON STOCK -- 93.8%

    Consumer Discretionary
Carmax, Inc. * 						15,000 	$312,000
Gannett Co., Inc.						10,700	 889,598
Liberty Media Corporation *				70,000 	 593,600
Liberty Media International Inc. *			 3,500 	 109,130
Hilton Hotels Corp.					27,000	 481,410
Office Depot, Inc. *					36,000  	 590,400
Six Flags, Inc. *						65,000	 306,800
Tiffany & Co.						12,000	 429,000
    Total Consumer Discretionary -- 14.7% 		     3,711,938




    Consumer Staples
Anheuser-Busch Companies, Inc.			15,000	 778,500
Archer-Daniels-Midland, Inc.				20,000 	 308,600
Sysco Corp.							23,000	 792,350
    Total Consumer Staples -- 7.4% 				     1,879,450




    Energy
Devon Energy Corp.					 5,000	 347,450
Frontier Oil Corp.					15,000	 321,750
Rowan Companies, Inc. *					17,000	 415,140
    Total Energy -- 4.3% 					     1,084,340




    Financial
Berkshire Hathaway, Inc. Class B *			   810     2,344,140
Catellus Development Corp. *				34,052	 851,300
First Data Corp.						25,000     1,115,250
Leucadia National Corp.					 7,000	 360,430
MGIC Investment Corp.					11,000       781,000
Progressive Corp.						11,000       842,820
    Total Financial -- 24.9% 					     6,294,940


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MEEHAN FOCUS FUND
SCHEDULE OF INVESTMENTS
July 31, 2004




								Number	Market
								of Shares   Value

    Health
Bristol-Myers Squibb Co.				30,000	$687,000
Dentsply International Inc.				12,000	 583,560
Pfizer, Inc.						30,000	 958,800
    Total Health -- 8.8% 					     2,229,360





    Industrials
Allied Waste Industries, Inc. *			34,000	 314,160
Brinks Co.							20,000	 647,000
Cendant Corp.						32,000	 732,160
Cintas Corp.						10,000 	 419,600
Equifax Inc.						26,000       626,860
General Electric Co.					 6,000	 199,500
Hubbell, Inc., Class B					18,000	 813,600
Illinois Toolworks, Inc.				 8,000	 724,160
Mity Enterprises, Inc. *				12,000	 204,000
    Total Industrials -- 18.5% 				     4,681,040




    Information Technology
Automatic Data Processing, Inc.			24,000     1,007,520
ESC Seagate Tech - Escrow *				 3,600		 -
Microsoft Corp.						30,000	 854,700
Perkinelmer, Inc.						35,000	 615,300
    Total Information Technology -- 9.8% 			     2,477,520




    Materials
Methanex Corp.						17,483	 214,342
    Total Materials -- .8% 						 214,342






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MEEHAN FOCUS FUND
SCHEDULE OF INVESTMENTS
July 31, 2004




								Number	Market
								of Shares   Value

    Utilities
American Electric Power, Inc.				15,000	$466,650
AES Corp. *							70,000	 675,500
    Total Utilities -- 4.5% 					     1,142,150

      TOTAL COMMON STOCK (Cost $19,140,712) 		   $23,715,080




    EXCHANGE TRADED FUNDS -- 1.8%
iShares MSCI Japan Index				20,000      $196,800
iShares MSCI Emerging Markets Index			 1,600	 249,200
    Total Exchange Traded Funds -- 1.8% 				 446,000

      TOTAL EXCHANGE TRADED FUNDS (Cost $487,633) 		$446,000




    SHORT TERM INVESTMENTS -- 4.5%
Cash										$111,408
First Western Bank Collective Asset Fund
     (Cost $1,018,372)				   1,018,372     1,018,372
    Total Short Term Investments -- 4.5% 			     1,129,780

	TOTAL SHORT TERM INVESTMENTS				    $1,129,780



      TOTAL INVESTMENTS (Cost $19,947,494) -- 100.1% 	   $25,290,860
      OTHER ASSETS LESS LIABILITIES -- -.1% 			-$16,182


 NET ASSETS -- 100.00% 						   $25,274,678


*  Non-income producing investments